REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
REVENUE AND SEGMENT INFORMATION
Schedule of revenue recognized during the years

	2015	2016	2017
Sales of goods (net of value-added tax)	121,255,842	141,534,738	177,872,845
Other revenue	2,411,825	2,694,178	2,207,905
	123,667,667	144,228,916	180,080,750

Schedule of operating segments

	Year ended December 31, 2015
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	33,497,260	36,973,230	4,290,915	94,131,114	302,377	(45,527,229)	123,667,667
Inter-segment revenue	(26,643,874)	(8,861,390)	(98,124)	(9,908,906)	(14,935)	45,527,229	—

Sales of self-produced products (Note (i))				23,294,776

Sales of products sourced from external suppliers				60,927,432
Revenue from external customers	6,853,386	28,111,840	4,192,791	84,222,208	287,442	—	123,667,667

Segment profit/(loss) before income tax	1,895,706	(1,386,922)	(74,153)	(1,234,554)	733,760	188,104	121,941

Income tax benefit							225,961
Profit for the year							347,902

Other items
Finance income	204,580	20,820	39,231	265,372	282,456	—	812,459
Finance costs	(1,081,381)	(1,347,593)	(1,016,869)	(562,645)	(1,971,001)	—	(5,979,489)
Share of profits and losses of joint ventures	—	—	6,979	—	16,259	—	23,238
Share of profits and losses of associates	—	(2,027)	270,963	—	15,595	—	284,531
Amortization of land use rights	(44,591)	(28,989)	(12,557)	(15)	(18,307)	—	(104,459)
Depreciation and amortization (excluding the amortization of land use rights)	(3,066,608)	(2,871,447)	(1,203,659)	(27,526)	(114,840)	—	(7,284,080)
Gain/(loss) on disposal of property, plant and equipment and land use rights	218,384	1,747,796	(611)	56,120	296,168	—	2,317,857
Other income	316,536	1,369,644	79,611	12,816	9,167	—	1,787,774
Gain on disposal of Shanxi Huaxing	1,035,254	—	—	—	1,552,880	—	2,588,134
Partial disposal of Jiaozuo Wanfang	—	—	—	—	832,369	—	832,369
Impairment of property, plant and equipment	—	—	(10,011)	—	—	—	(10,011)
Change for impairment of inventories (Note (ii))	(219,997)	55,288	7,417	(459,575)	—	—	(616,867)
Reversal of provision for impairment of receivables, net	5,389	40,603	64,417	121,741	—	—	232,150
Investments in associates	21,000	312,286	2,323,968	118,352	2,827,095	—	5,602,701
Investments in joint ventures	1,886,083	—	1,412,223	—	1,852,581	—	5,150,887
Capital expenditure in:
Intangible assets	5,167	872	27,991	580	—	—	34,610
Land use rights	—	133,686	5,938	—	—	—	139,624
Property, plant and equipment(Note (iii))	5,523,144	1,862,662	2,377,708	16,930	412,632	—	10,193,076

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB12,699 million, sales of self-produced primary aluminum amounting RMB8,099 million, and sales of self-produced other products amounting to RMB2,497 million.

(ii)	Change for impairment of inventories do not include change for impairment due to disposal of subsidiaries and transferred to non-current assets held for sale.
(iii)	The additions in property, plant and equipment under sale and leaseback contracts are not included in capital expenditure in property, plant and equipment.

	Year ended December 31, 2016
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	30,027,317	34,464,194	4,519,806	114,345,851	504,355	(39,632,607)	144,228,916
Inter-segment revenue	(20,508,466)	(4,981,936)	(137,460)	(13,906,423)	(98,322)	39,632,607	—

Sales of self-produced products (Note (i))				18,292,949

Sales of products sourced from external suppliers				82,146,479
Revenue from external customers	9,518,851	29,482,258	4,382,346	100,439,428	406,033	—	144,228,916

Segment profit/(loss) before income tax	910,426	2,183,826	33,408	809,063	(1,993,161)	(318,017)	1,625,545

Income tax expense							(404,172)
Profit for the year							1,221,373

Other items
Finance income	302,230	36,139	51,897	226,941	198,522	—	815,729
Finance costs	(1,016,455)	(1,226,821)	(987,422)	(329,454)	(1,459,756)	—	(5,019,908)
Share of profits and losses of joint ventures	(41,367)	—	(28,312)	—	(25,829)	—	(95,508)
Share of profits and losses of associates	—	958	87,359	(810)	27,584	—	115,091
Amortization of land use rights	(43,523)	(27,464)	(11,172)	(15)	(17,550)	—	(99,724)
Depreciation and amortization (excluding the amortization of land use rights)	(2,847,343)	(2,598,984)	(1,298,483)	(54,724)	(88,095)	—	(6,887,629)
Gain on disposal of property, plant and equipment and land use rights	191,364	361,155	253,566	2,890	7,746	—	816,721
Unrealized gains on futures, forward and option contracts, net	—	16,778	—	109,906	27,901	—	154,585
Realized loss on futures, forward and option contracts, net	(1,297)	(271,000)	—	(457,702)	(560,268)	—	(1,290,267)
Other income	440,592	195,380	57,600	40,085	11,612	—	745,269
Impairment of property, plant and equipment	(35,893)	(18,239)	(2,948)	—	—	—	(57,080)
Changes for impairment of inventories	684,271	505,595	159	471,218	1,145	—	1,662,388
Reversal of provision/(provision) for impairment of receivables, net	53,144	198	(836)	(5,838)	—	—	46,668
Gain on disposal of associates	—	—	—	—	128,833	—	128,833
Gain on disposal and dividends of available for sale	—	—	1,000	—	139,929	—	140,929
Investments in associates	69,000	313,244	2,351,845	146,926	3,045,518	—	5,926,533
Investments in joint ventures	2,631,546	—	1,559,966	—	2,048,688	—	6,240,200
Additions during the period:
Intangible assets	336,603	3	6,857	509	127	—	344,099
Land use rights	—	26	20,937	—	—	—	20,963
Investment properties	50,285	3,354	—	38,628	—	—	92,267
Property, plant and equipment (Note (ii))	2,455,064	4,118,544	1,582,039	42,476	143,736	—	8,341,859

Note:

(i)The sales of self-produced products include sales of self-produced alumina amounting to RMB12,795 million, sales of self-produced primary aluminum amounting RMB3,684 million, and sales of self-produced other products amounting to RMB1,814 million.

(ii)The additions to property, plant and equipment under sale and leaseback contracts (note 20) are not included.

	Year ended December 31, 2017
					Corporate
					and other
		Primary			operating	Inter-segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	38,079,105	47,245,646	6,250,966	146,814,520	645,314	(58,954,801)	180,080,750
Inter-segment revenue	(24,413,258)	(10,693,678)	(517,269)	(23,159,115)	(171,481)	58,954,801	—

Sales of self-produced products (Note (i))				23,158,952

Sales of products sourced from external suppliers				100,496,453
Revenue from external customers	13,665,847	36,551,968	5,733,697	123,655,405	473,833	—	180,080,750

Segment profit/(loss) before income tax	3,251,751	826,632	(171,310)	730,131	(1,728,563)	97,575	3,006,216

Income tax expense							(642,267)
Profit for the year							2,363,949

Other items
Finance income	232,625	83,996	44,015	192,327	153,336	—	706,299
Finance costs	(695,162)	(1,212,249)	(1,000,767)	(467,090)	(1,814,661)	—	(5,189,929)
Share of profits and losses of joint ventures	82,619	—	(383,263)	1,885	306,910	—	8,151
Share of profits and losses of associates	—	(16,887)	(181,667)	9,463	23,842	—	(165,249)
Amortization of land use rights	(47,263)	(25,120)	(6,376)	(15)	(17,300)	—	(96,074)
Depreciation and amortization (excluding the amortization of land use rights)	(2,085,476)	(3,253,801)	(1,514,495)	(85,085)	(86,201)	—	(7,025,058)
Gain on disposal of property, plant and equipment and land use rights	47,595	40,106	(12,826)	1,673	543	—	77,091
Realized gain/(loss) on futures, forward and option contracts, net	3,398	(47,730)	1,585	(24,953)	43,749	—	(23,951)
Other income	179,736	79,038	37,940	31,060	14,397	—	342,171
Impairment of property, plant and equipment	—	—	(15,632)	—	—	—	(15,632)
Fair value loss	—	(17,033)	—	(92,719)	(21,321)	—	(131,073)
Changes for impairment of inventories (Note (ii))	71,973	64,734	4,488	722	5,287	—	147,204
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	26	269	(25,119)	(18,396)	—	—	(43,220)
Gain on disposal and dividends of available for sale	—	2,792	—	—	76,616	—	79,408
Investments in associates	90,875	296,357	2,170,178	184,149	4,193,471	—	6,935,030
Investments in joint ventures	2,809,758	—	878,196	28,865	2,290,805	—	6,007,624
Additions during the period:
Intangible assets	—	197	284,509	372	89	—	285,167
Land use rights	—	—	27,956	25,199	6,060	—	59,215
Property, plant and equipment (Note (iii))	2,558,737	5,533,168	1,268,051	60,805	256,093	—	9,676,854

Note:

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB13,187 million, sales of self-produced primary aluminum amounting RMB6,680, and sales of self-produced other products amounting to RMB3,292 million.

(ii)	Change for impairment of inventories do not include change for impairment due to disposal of subsidiaries.

(iii)The additions to property, plant and equipment under sale and leaseback contracts (note 20) are not included.

					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As at December 31, 2016

Segment assets	75,022,795	46,680,908	38,078,969	14,927,762	37,040,630	211,751,064
Reconciliation:
Elimination of inter-segment receivables						(22,023,956)
Other eliminations						(746,586)
Corporate and other unallocated assets:
Deferred tax assets						1,426,707
Prepaid income tax						104,213
Total assets						190,511,442

Segment liabilities	42,562,213	30,023,322	24,927,277	11,298,129	46,596,662	155,407,603
Reconciliation:
Elimination of inter-segment payables						(22,023,956)
Corporate and other unallocated liabilities:
Deferred tax liabilities						984,304
Income tax payable						356,683
Total liabilities						134,724,634

					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As at December 31, 2017

Segment assets	69,657,926	51,996,432	40,249,776	18,576,192	48,271,025	228,751,351
Reconciliation:
Elimination of inter-segment receivables						(30,077,354)
Other eliminations						(194,763)
Corporate and other unallocated assets:
Deferred tax assets						1,602,825
Prepaid income tax						64,557
Total assets						200,146,616

Segment liabilities	33,106,617	29,811,892	27,504,055	13,063,870	60,019,710	163,506,144
Reconciliation:
Elimination of inter-segment payables						(30,077,354)
Corporate and other unallocated liabilities:
Deferred tax liabilities						993,742
Income tax payable						210,205
Total liabilities						134,632,737

Schedule of geographical information of the operating segments

	2015	2016	2017
Segment revenue from external customers
— Mainland China	121,421,378	141,393,123	171,014,419
— Outside of Mainland China	2,246,289	2,835,793	9,066,331
	123,667,667	144,228,916	180,080,750

	December 31,	December 31,
	2016	2017
Non-current assets (excluding financial assets and deferred tax assets)
— Mainland China	120,696,743	127,621,039
— Outside of Mainland China	370,561	384,089
	121,067,304	128,005,128